Short-term Investments (Tables)	12 Months Ended
Aug. 31, 2022
Short-Term Investments [Abstract]
Schedule of short-term investments
	As of August 31,
	2021	2022	2022
	RMB	RMB	US$
Available-for-sale securities	68,575	14,160	2,056
	68,575	14,160	2,056